Significant changes in the current reporting period	12 Months Ended
Jun. 30, 2021
Disclosure Of Significant Changes In Current Reporting Period [Abstract]
Significant changes in the current reporting period

2. Significant changes in the current reporting period

(i)	Significant events

The financial position and performance of the Group was affected by the following events during the year ended June 30, 2021:

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In August 2020, the Oncologic Drugs Advisory Committee (“ODAC”) of the FDA voted in favor that available data from a single-arm Phase 3 trial and evidence from additional studies support the efficacy of remestemcel-L in pediatric patients with SR-aGVHD. Although the FDA considers the recommendation of the panel, the final decision regarding the approval of the product is made solely by the FDA, and the recommendations by the panel are non-binding.

In September 2020, the FDA issued a Complete Response Letter to Mesoblast’s BLA for remestemcel-L for the treatment of pediatric SR-aGVHD. Despite the overwhelming ODAC vote, the FDA recommended that Mesoblast conduct at least one additional randomized, controlled study in adults and/or children to provide further evidence of the effectiveness of remestemcel-L for SR-aGVHD.

In November 2020, a Type A meeting was held with the FDA to discuss the review of the BLA for remestemcel-L. The current FDA review team have not agreed to approval. However, there was consensus with the review team on the proposed optimization of potency assays and on use of biomarkers to demonstrate the product’s bioactivity in-vivo.

In June 2021, the Group met with the FDA’s Center for Biologics Evaluation and Research (CBER) on potential pathways to regulatory approval of remestemcel-L (SR-aGVHD) in children. It was recommended that the Group as a next step discuss with CBER’s review team at the Office of Tissue and Advanced Therapies (OTAT) our approach to address certain outstanding chemistry, manufacturing and controls (CMC) items, including potency assays, which could support a resubmission of the current BLA for remestemcel-L with a six-month review period.

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In August 2020, the Group amended the terms of the Hercules loan and security agreement to defer principal repayments to March 2021. In January 2021, the Group amended the terms of the loan agreement to extend the interest-only period of the loan up to March 2022, subject to achieving certain milestones. In March 2021, the Group met the requirements of the loan and security agreement to defer the interest only period to July 2021. In May 2021, the Group and Hercules amended the terms of the loan and security agreement to extend the interest-only period to October 1, 2021. In August 2021, as disclosed in Note 15, the Group and Hercules amended the terms of the loan and security agreement to extend the interest-only period to January 1, 2022. Presentation at June 30, 2021 has not been changed as a result of this amendment.

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In November 2020, the Group entered into a license and collaboration agreement with Novartis for the development, manufacture, and commercialization of remestemcel-L, with an initial focus on the treatment of acute respiratory distress syndrome (ARDS) including that associated with COVID-19. The agreement remains subject to certain closing conditions, including time to analyze the results from the COVID-19 ARDS trial.

•In December 2020, the Group announced top-line results from the DREAM-HF Phase 3 randomized controlled trial of its allogeneic cell therapy rexlemestrocel-L in 537 patients with advanced chronic heart failure. Over a mean 30 months of follow-up, patients with advanced chronic heart failure who received a single endomyocardial treatment with rexlemestrocel-L on top of maximal therapies had 60% reduction in incidence of heart attacks or strokes and 60% reduction in death from cardiac causes when treated at an earlier stage in the progressive disease process. Despite significant reduction in the pre-specified endpoint of cardiac death, there was no reduction in recurrent non-fatal decompensated heart failure events, which was the trial’s primary endpoint.

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In March 2021, the Group announced completion of a A$138.0 million (US$110.0 million) private placement led by a strategic US investor group through the placement of 60.1 million new fully-paid ordinary shares at a price of A$2.30. The investors also received warrants to acquire a further 15 million shares at a price of A$2.88 per share, a 25% premium to the placement price, which may raise up to a further A$43.2 million, on or before March 15, 2028.

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In June 2021, the Group and Grünenthal amended the terms of the development and commercialization agreement. The Group is eligible to receive payments up to US$112.5 million prior to product launch in the European Union, inclusive of US$17.5 million already received, if certain clinical and regulatory milestones are satisfied and reimbursement targets are achieved. Cumulative milestone payments could reach US$1 billion depending on the final outcome of Phase 3 studies and patient adoption. The Group will also receive tiered double-digit royalties on product sales as per the original agreement.